Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2023
Research and development expenses
Schedule research and development expenses

	2023	2022	2021
Third-party services	64,640	61,943	54,810
Personnel expenses	24,485	29,023	20,532
Legal, consulting and patent expenses	1,357	1,177	1,301
Cost of materials	1,349	2,138	2,152
Amortization and depreciation	1,109	2,639	1,057
Other expenses	2,018	1,894	1,636
	94,958	98,814	81,488